SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Shipping and Handling Costs (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Policies
Shipping and Handling Costs	Shipping and Handling Costs Shipping and handling costs are expensed as incurred. For the nine months ended September 30, 2020 and 2019, no shipping and handling costs were incurred.	Shipping and Handling Costs Shipping and handling costs are expensed as incurred. For the years ended December 31, 2019 and 2018 no shipping and handling costs were incurred.